Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Calculation of earnings per common share and diluted earnings per common share
The calculation of earnings per common share (EPS) and diluted EPS for 2015, 2014 and 2013 is presented below. For more information on the calculation of EPS, see Note 1 – Summary of Significant Accounting Principles.

(Dollars in millions, except per share information; shares in thousands)	2015	2014	2013
Earnings per common share
Net income	$15,836	$5,520	$10,539
Preferred stock dividends	(1,483)	(1,044)	(1,349)
Net income applicable to common shareholders	14,353	4,476	9,190
Dividends and undistributed earnings allocated to participating securities	—	—	(2)
Net income allocated to common shareholders	$14,353	$4,476	$9,188
Average common shares issued and outstanding	10,462,282	10,527,818	10,731,165
Earnings per common share	$1.37	$0.43	$0.86

Diluted earnings per common share
Net income applicable to common shareholders	$14,353	$4,476	$9,190
Add preferred stock dividends due to assumed conversions	300	—	300
Dividends and undistributed earnings allocated to participating securities	—	—	(2)
Net income allocated to common shareholders	$14,653	$4,476	$9,488
Average common shares issued and outstanding	10,462,282	10,527,818	10,731,165
Dilutive potential common shares (1)	751,710	56,717	760,253
Total diluted average common shares issued and outstanding	11,213,992	10,584,535	11,491,418
Diluted earnings per common share	$1.31	$0.42	$0.83

(1)	Includes incremental dilutive shares from restricted stock units, restricted stock, stock options and warrants.